Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases

NOTE 16. LEASES
This Note provides information for leases where the Group is the lessee:
(i) Amounts recognized in the Statement of Financial Position:

	12.31.25	12.31.24
Right-of-use asset (1)	45,078,215	74,143,103
Real estate	45,078,215	74,143,103
Lease Liabilities (2)	(44,196,888)	(70,662,225)
(1)     Recorded in Property, Plant and Equipment.
(2)     Recorded in Other Financial Liabilities, see Note 25.
Additions to the right-of-use assets during the financial year were Ps.10,536,503.
The maturity of lease liabilities is disclosed in Note 45.
(ii) Amounts recognized in the Statement of Income:

	12.31.25	12.31.24
Charge for depreciation of right-of-use assets (1)(2)	(34,087,436)	(16,608,184)
Interest Expenses (3)	(3,151,970)	(7,453,232)
Expenses related to short-term leases (4)	(509,644)	(172,910)
Expenses related to low-value assets leases (4)	(8,784,502)	(1,701,340)
Sublease Income (5)	553,211	280,004
(1)Depreciation for right of use of Real Property.
(2)Recorded in Depreciation Expenses, see Note 39.
(3)Recorded in Other Operating Expenses, Lease Interest, see Note 40.
(4)Recorded in Administrative Expenses, see Note 38.
(5)Recorded in Other Operating Income, see Note 34.
The roll forward of right -of-use assets and lease liabilities during the years 2025 and 2024 is as follows:

Right-of-use assets	12.31.25	12.31.24
Balances at the beginning of the year	74,143,103	50,920,893
Acquisitions through business combinations (*)	—	30,665,607
Additions	10,536,503	13,970,951
Cancellation of contracts	(5,513,955)	(4,806,164)
Depreciation of the year	(34,087,436)	(16,608,184)
Balances at the end of the year	45,078,215	74,143,103
(*) See Note 15

Lease liabilities(1)	12.31.25	12.31.24
Balances at the beginning of the year	70,662,225	84,395,030
Acquisitions through business combinations	—	19,333,246
New contracts	10,536,503	13,970,952
Cancellation of contracts	(11,770,914)	(16,125,851)
Lease payments	(34,285,087)	(17,120,087)
Leases financial cost	3,151,970	7,453,232
Translation differences and inflation adjustment	5,902,191	(21,244,297)
Balances at the end of the year	44,196,888	70,662,225
(1)Recorded in the item Other Financial Liabilities, see Note 25.
The total cash flows related to leases was Ps.(34,285,087).